Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	$ (3,417)	$ (4,727)
Change in value of the hedged item used for calculating ineffectiveness	3,511	4,650
Hedge ineffectiveness recognised in interest income	94	(77)
Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(2,355)	(4,540)
Change in value of the hedged item used for calculating ineffectiveness	2,397	4,548
Hedge ineffectiveness recognised in interest income	42	8
Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(12)	(1,210)
Change in value of the hedged item used for calculating ineffectiveness	15	1,208
Hedge ineffectiveness recognised in interest income	3	(2)
Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(849)	670
Change in value of the hedged item used for calculating ineffectiveness	898	(753)
Hedge ineffectiveness recognised in interest income	49	(83)
Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(46)	117
Change in value of the hedged item used for calculating ineffectiveness	46	(117)
Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(155)	236
Change in value of the hedged item used for calculating ineffectiveness	155	(236)
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(3,200)	(4,760)
Change in value of the hedged item used for calculating ineffectiveness	3,294	4,680
Hedge ineffectiveness recognised in interest income	94	(80)
Parent Entity | Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(2,226)	(4,886)
Change in value of the hedged item used for calculating ineffectiveness	2,260	4,901
Hedge ineffectiveness recognised in interest income	34	15
Parent Entity | Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(17)	(233)
Change in value of the hedged item used for calculating ineffectiveness	18	230
Hedge ineffectiveness recognised in interest income	1	(3)
Parent Entity | Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(858)	294
Change in value of the hedged item used for calculating ineffectiveness	917	(386)
Hedge ineffectiveness recognised in interest income	59	(92)
Parent Entity | Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(2)	50
Change in value of the hedged item used for calculating ineffectiveness	2	(50)
Parent Entity | Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(97)	15
Change in value of the hedged item used for calculating ineffectiveness	$ 97	$ (15)